UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
Title:    Managing Director
Phone:    212-754-8100

Signature, Place and Date of Signing:


 /s/ Andrew Sandler                New York, New York          November 14, 2005
-------------------              ----------------------        -----------------
   [Signature]                         [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:    $599,758
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.            Form 13F File Number               Name
          ---            --------------------               ----

          1.             28-4508                            Andrew Sandler

                                                     FORM 13F INFORMATION TABLE
                                                     SANDLER CAPITAL MANAGEMENT
                                                         AS OF JUNE 30, 2005
                                                              VALUE    SHS OR/ SH/ PUT/   INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       x($1000)   PRN AMT PRN CALL   DISCRTN   MNGRS     SOLE  SHARED  NONE
--------------                 --------------   -----       --------   ------- --- ----   -------   -----     ----  ------  ----
AMERICAN EXPRESS CO            COM              025816109      9060     170200 SH            SOLE    0       170200    0      0
ARM HLDGS PLC                  SPONS ADR        042068106      4278     696800 SH            SOLE    0       696800    0      0
BLACKBOARD INC                 COM              091935502      8067     337246 SH            SOLE    0       337246    0      0
BROADCOM CORP                  CL A             111320107      9330     262600 SH            SOLE    0       262600    0      0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     64045    1988982 SH            SOLE    0      1988982    0      0
CABLEVISION SYS CORP           COM              12686C109      6266     194600 SH  PUT       SOLE    0       194600    0      0
CAMECO CORP                    COM              13321L108      4403      98400 SH            SOLE    0        98400    0      0
CANADIAN PAC RY LTD            COM              13645T100      6260     181400 SH            SOLE    0       181400    0      0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      2755    2334600 SH            SOLE    0      2334600    0      0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      4831     243600 SH            SOLE    0       243600    0      0
CISCO SYS INC                  COM              17275R102     12226     640800 SH            SOLE    0       640800    0      0
COLDWATER CREEK INC            COM              193068103      8489     340800 SH            SOLE    0       340800    0      0
COMCAST CORP NEW               CL A             20030N101      3847     125433 SH            SOLE    0       125433    0      0
COMCAST CORP NEW               CL A SPL         20030N200      3609     120500 SH            SOLE    0       120500    0      0
CORNING INC                    COM              219350105      4225     254200 SH            SOLE    0       254200    0      0
DELTA AIR LINES INC DEL        COM              247361108       179      47500 SH            SOLE    0        47500    0      0
DIAGEO P L C                   SPONS ADR NEW    25243Q205     23038     388500 SH            SOLE    0       388500    0      0
EQUINIX INC                    COM              29444U502      2392      55200 SH            SOLE    0        55200    0      0
FIRST DATA CORP                COM              319963104     10147     252800 SH            SOLE    0       252800    0      0
FORTUNE BRANDS INC             COM              349631101      7459      84000 SH            SOLE    0        84000    0      0
FOUR SEASONS HOTEL INC         LTD VTG SH       35100E104      1930      29200 SH            SOLE    0        29200    0      0
GENERAL ELEC CO                COM              369604103      6140     177200 SH            SOLE    0       177200    0      0
HOME DEPOT INC                 COM              437076102      3785      97300 SH            SOLE    0        97300    0      0
HONEYWELL INTL INC             COM              438516106      5432     148300 SH            SOLE    0       148300    0      0
HONEYWELL INTL INC             COM              438516106      1088      29700 SH  CALL      SOLE    0        29700    0      0
INTERNET CAP GROUP INC         COM NEW          46059C205      5242     715141 SH            SOLE    0       715141    0      0
ISHARES TR                     RUSL 2000 GROW   464287648     31566     486900 SH            SOLE    0       486900    0      0
IXIA                           COM              45071R109      1837      94500 SH            SOLE    0        94500    0      0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107     14277     250685 SH            SOLE    0       250685    0      0
LAMAR ADVERTISING CO           CL A             512815101      4226      98800 SH            SOLE    0        98800    0      0
LEHMAN BROTHERS HLDGS INC      COM              524908100     19628     197700 SH  CALL      SOLE    0       197700    0      0
LEVEL 3 COMMUNICATIONS         COM              52729N100      3535    1741215 SH            SOLE    0      1741215    0      0
LIBERTY MEDIA CORP NEW         COM SER B        530718204     11949    1129418 SH            SOLE    0      1129418    0      0
LIBERTY MEDIA CORP NEW         COM SER A        530718105      6391     627213 SH            SOLE    0       627213    0      0
LOWES COS INC                  COM              548661107     16133     277100 SH            SOLE    0       277100    0      0
M SYS FLASH DISK PIONEERS LT   ORD              M7061C100      2812     146700 SH            SOLE    0       146700    0      0
MASCO CORP                     COM              574599106      4631     145800 SH            SOLE    0       145800    0      0
MENTOR CORP MINN               COM              587188103      4098      98800 SH            SOLE    0        98800    0      0
MICROMUSE INC                  COM              595094103     12212    2161500 SH            SOLE    0      2161500    0      0
MICROSEMI CORP                 COM              595137100      3895     207200 SH            SOLE    0       207200    0      0
MICROSOFT CORP                 COM              594918104     31808    1280500 SH            SOLE    0      1280500    0      0
MIDCAP SPDR TR                 UNIT SER 1       595635103      9143      73000 SH            SOLE    0        73000    0      0
MIDWAY GAMES INC               COM              598148104       788      71863 SH            SOLE    0        71863    0      0
MONSTER WORLDWIDE INC          COM              611742107      2848      99300 SH            SOLE    0        99300    0      0
MPOWER HOLDING CORP            COM NEW          62473L309      2135    1492865 SH            SOLE    0      1492865    0      0
MTR GAMING GROUP INC           COM              553769100     13320    1144320 SH            SOLE    0      1144320    0      0
NALCO HOLDING COMPANY          COM              62985Q101      3351     170700 SH            SOLE    0       170700    0      0
NAVTEQ CORP                    COM              63936L100      4157     111800 SH            SOLE    0       111800    0      0
NDS GROUP PLC                  SPONSORED ADR    628891103      4152     124600 SH            SOLE    0       124600    0      0
NEW FRONTIER MEDIA INC         COM              644398109      3938     592156 SH            SOLE    0       592156    0      0
NEXTEL COMMUNICATIONS INC      CL A             65332V103      2258      69900 SH            SOLE    0        69900    0      0
PENN NATL GAMING INC           COM              707569109      8114     222300 SH            SOLE    0       222300    0      0
PEPSICO INC                    COM              713448108      9163     169900 SH            SOLE    0       169900    0      0
PIONEER COS INC                COM NEW          723643300      2914     132498 SH            SOLE    0       132498    0      0
POLO RALPH LAUREN CORP         CL A             731572103      2406      55804 SH            SOLE    0        55804    0      0
PRECISION DRILLING CORP        COM              74022D100      3841      97300 SH            SOLE    0        97300    0      0
PROCTER & GAMBLE CO            COM              742718109      7411     140500 SH            SOLE    0       140500    0      0
PULTE HOMES INC                COM              745867101     14381     170700 SH            SOLE    0       170700    0      0
SCIENTIFIC ATLANTA INC         COM              808655104      1617      48600 SH            SOLE    0        48600    0      0
SIEMENS AG                     SPONSORED ADR    826197501      7069      97300 SH            SOLE    0        97300    0      0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101      8509     481300 SH            SOLE    0       481300    0      0
SONY CORP                      ADR NEW          835699307      3351      97300 SH            SOLE    0        97300    0      0
SPRINT CORP                    COM FON          852061100      9489     378200 SH            SOLE    0       378200    0      0
SRS LABS INC                   COM              78464M106      4270     700000 SH            SOLE    0       700000    0      0
ST JUDE MED INC                COM              790849103      6053     138800 SH            SOLE    0       138800    0      0
STEINER LEISURE LTD            ORD              P8744Y102     15640     421900 SH            SOLE    0       421900    0      0
SYNAPTICS INC COM              COM              87157D109      1038      48600 SH            SOLE    0        48600    0      0
SYNAPTICS INC COM              COM              87157D109      3119     146000 SH  CALL      SOLE    0       146000    0      0
TEXAS INSTRS INC               COM              882508104      6824     243100 SH            SOLE    0       243100    0      0
UNITED TECHNOLOGIES CORP       COM              913017109     12185     237300 SH            SOLE    0       237300    0      0
UNITEDGLOBALCOM                CL A             913247508     10261    1080090 SH            SOLE    0      1080090    0      0
VIACOM INC                     CL B             925524308      3846     120100 SH            SOLE    0       120100    0      0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     10562     434310 SH            SOLE    0       434310    0      0
WENDYS INTL INC                COM              950590109       229       4800 SH            SOLE    0         4800    0      0
WMS INDS INC                   COM              929297109      2025      60000 SH            SOLE    0        60000    0      0
WORLD AIR HLDGS INC            COM              98142V104      3986     340106 SH            SOLE    0       340106    0      0
WYNN RESORTS LTD               COM              983134107      4599      97300 SH  PUT       SOLE    0        97300    0      0
XM SATELLITE RADIO HLDGS       CL A             983759101      3275      97300 SH            SOLE    0        97300    0      0

71200.0131 #615389